Segment Information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Net revenue - external	$ 927,501,037	$ 786,531,871	$ 516,314,697
Total net revenues	927,501,037	786,531,871	516,314,697
Total cost of revenue	319,595,565	284,451,279	221,690,034
Gross profit	607,905,472	502,080,592	294,624,663
LCD display network
Segment Reporting Information
Net revenue - external	465,482,598	444,364,783	297,641,916
Net revenue - intersegment	8,540,978	6,414,251	6,521,946
Total net revenues	474,023,576	450,779,034	304,163,862
Total cost of revenue	145,051,125	139,221,013	83,244,151
Gross profit	328,972,451	311,558,021	220,919,711
In-store network
Segment Reporting Information
Net revenue - external	51,787,463	56,374,245	37,777,154
Net revenue - intersegment		1,641,886	2,583,932
Total net revenues	51,787,463	58,016,131	40,361,086
Total cost of revenue	21,504,233	20,582,255	23,432,008
Gross profit	30,283,230	37,433,876	16,929,078
Poster frame network
Segment Reporting Information
Net revenue - external	301,557,575	185,448,868	121,893,079
Net revenue - intersegment	31,597,847	46,523,931	9,534,713
Total net revenues	333,155,422	231,972,799	131,427,792
Total cost of revenue	124,654,020	113,126,927	88,328,571
Gross profit	208,501,402	118,845,872	43,099,221
Movie theater network
Segment Reporting Information
Net revenue - external	76,654,316	50,835,068	18,094,945
Net revenue - intersegment	405,676	2,520,355	1,923,070
Total net revenues	77,059,992	53,355,423	20,018,015
Total cost of revenue	33,628,231	26,010,980	13,882,121
Gross profit	43,431,761	27,344,443	6,135,894
Traditional outdoor billboards
Segment Reporting Information
Net revenue - external	32,019,085	49,508,907	40,907,603
Net revenue - intersegment	17,288	2,876,701	2,667,324
Total net revenues	32,036,373	52,385,608	43,574,927
Total cost of revenue	35,319,745	45,487,228	36,034,168
Gross profit	(3,283,372)	6,898,380	7,540,759
Eliminations
Segment Reporting Information
Net revenue - intersegment	(40,561,789)	(59,977,124)	(23,230,985)
Total net revenues	(40,561,789)	(59,977,124)	(23,230,985)
Total cost of revenue	$ (40,561,789)	$ (59,977,124)	$ (23,230,985)